RELATED PARTY TRANSACTIONS (Details) - Open World Ltd. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Consulting and management fees	$ 570,407	$ 813,329	$ 3,068,943	$ 1,553,588
Expenses incurred in relation to consulting fees	878,614	$ 747,596	3,556,406	2,182,150
Outstanding payables at year-end	398,374		337,403	968,085
Loans receivable at year-end	$ 67,878		$ 814,369